Financial assets and liabilities - Effective interest rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018	Jun. 12, 2017	Apr. 10, 2017	Mar. 09, 2017	Mar. 08, 2017	Mar. 02, 2017	Jan. 30, 2017
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate	2.75%	2.75%					2.75%
2.750% Senior Secured Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate	2.92%	2.92%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.625%	4.625%
4.625% Senior Secured Notes due 2023 | U.S. dollar
Financial assets and liabilities
Effective interest rate	5.16%	5.16%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.125%	4.125%
4.125% Senior Secured Notes due 2023 | Euro
Financial assets and liabilities
Effective interest rate	4.63%	4.63%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate	4.25%	4.25%					4.25%
4.250% Senior Secured Notes due 2022 | U.S. dollar
Financial assets and liabilities
Effective interest rate	4.51%	4.51%
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate	4.75%	4.75%		4.75%
4.750% Senior Notes due 2027 | British pounds
Financial assets and liabilities
Effective interest rate	4.99%	4.99%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate	6.00%	6.00%					6.00%		6.00%
6.000% Senior Notes due 2025 | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.14%	6.14%
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	7.25%	7.25%
7.250% Senior Notes due 2024 | U.S. dollar
Financial assets and liabilities
Effective interest rate	7.72%	7.72%
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	6.75%	6.75%
6.750% Senior Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate	7.00%	7.00%
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate		6.00%	6.00%
6.000% Senior Notes due 2021 | U.S. dollar
Financial assets and liabilities
Effective interest rate		6.38%
Finance Lease Obligations | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.45%
4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate						4.25%
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate					6.75%
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate								6.25%